Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Text Block]

2014 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$961	$961	$—	$—
Derivative assets	142	—	142	—
Derivative liabilities	(319)	—	(319)	—
Nonrecurring fair value measurements:
Business dispositions	3	—	3	—

2013 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$988	$988	$—	$—
Derivative assets	90	—	90	—
Derivative liabilities	(157)	—	(157)	—
Nonrecurring fair value measurements:
Business dispositions	66	—	66	—

Fair Value, Measurement Inputs, Disclosure [Text Block]

	December 31, 2014		December 31, 2013
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$214	$204	$655	$586
Customer financing notes receivable	262	260	394	366
Short-term borrowings	(126)	(126)	(388)	(388)
Long-term debt (excluding capitalized leases)	(19,634)	(22,254)	(19,807)	(21,525)
Long-term liabilities	(80)	(74)	(283)	(253)

(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$204	$—	$204	$—
Customer financing notes receivable	260	—	260	—
Short-term borrowings	(126)	—	—	(126)
Long-term debt (excluding capitalized leases)	(22,254)	—	(21,883)	(371)
Long-term liabilities	(74)	—	(74)	—